Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Classification of Property, Plant and Equipment

A summary of property, plant and equipment by classification is as follows:

	Depreciable	December 31,	December 31,
	Life	2012	2011
		(Millions)
Gathering and transmission systems	20 — 50 Years	$1,921	$1,741
Processing, storage, and terminal facilities	35 — 60 Years	1,103	1,006
Other	3 — 30 Years	31	26
Construction work in progress		561	332

Property, plant and equipment		3,616	3,105
Accumulated depreciation		(1,066)	(991)

Property, plant and equipment, net		$2,550	$2,114